Net Loss Per Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted loss per common share attributable to outstanding stock-based awards	2.3	5.1	5.6